Acquisitions and disposals	12 Months Ended
Jun. 30, 2026
Acquisitions and disposals
Acquisitions and disposals

4. Acquisitions and disposals

Significant acquisitions and disposals for the fiscal year ended June 30, 2026 are detailed below.

Agricultural business

Sale of fraction of “Rio do Meio II” Farm – BrasilAgro

During the fiscal year, BrasilAgro completed the final stage of the transfer of 1,964 hectares (1,422 productive hectares) of the “Rio do Meio II” farm, a rural property located in the municipality of Correntina, State of Bahia, Brazil. This transaction was recorded as a disposal of "Property, plant and equipment" of these Consolidated Financial Statements, and generated a gain of ARS 203 million, which has been recognized in the line item "Gain from disposal of farmlands" of these Consolidated Financial Statements.

Sale of fraction of “Los Pozos” Farm – CRESUD

On June 29, 2026, the Company executed the deed of conveyance corresponding to a parcel of land of the “Los Pozos” farm, located in the province of Salta, with an approximate surface of 3,500 hectares, while retaining a remaining area of approximately 228,200 hectares of said farm.

The total price agreed for the transaction amounts to USD 6.1 million, equivalent to ARS 8,985 million, to be settled in ten semiannual installments of USD 0.61 million each, equivalent to approximately ARS 898.5 million per installment, with maturities through August 2030. However, possession of the property will be transferred to the buyer only in June 2028; therefore, as of June 30, 2026, the Company had not delivered possession nor transferred control of the asset subject to the transaction.

As of June 30, 2026, the Company collected as an advance payment on account of the sale price the first installment of USD 0.61 million, equivalent to ARS 898.5 million.

Since control of the asset had not been transferred as of June 30, 2026, the land subject to the transaction remains recognized under "Property, plant and equipment" of these Consolidated Financial Statements, and no gain has been recognized. The amount collected was recorded as an advance from customers under "Trade and other payables" of these Consolidated Financial Statements.

Sale of fraction of “Marangatú” Farm – BrasilAgro

 On March 17, 2026, Agropecuaria Morotí S.A., a subsidiary of BrasilAgro, entered into a contract for the sale of 921 hectares (501.5 productive hectares) of the “Marangatú II” farm located in the district of Mariscal Estigarribia, Paraguay, for a total amount of USD 1.5 million, equivalent to ARS 2,210 million.

Of the total transaction value, USD 0.6 million (ARS 884 million) correspond to the sale of 371.84 hectares (200.5 productive hectares), for which the recognition criteria were met during the fiscal year. Of this amount, USD 0.3 million (ARS 442 million) were collected, while the remaining balance will be settled through three annual installments of USD 0.1 million (ARS 147 million each), maturing in February 2027, 2028 and 2029.

The remaining portion of the transaction corresponds to the sale of 549.33 hectares (301 productive hectares) for USD 0.9 million (ARS 1,326 million), which is subject to the fulfillment of certain suspensive conditions. Consequently, its effects have not been recognized in the consolidated financial statements as of June 30, 2026, and will be recorded once the applicable criteria are met.

The portion of the transaction for which the recognition criteria were met was recorded as a disposal of "Property, plant and equipment" of these Consolidated Financial Statements, with the recognition of a receivable of ARS 442 million under "Trade and other receivables" for the outstanding balance. This transaction generated a gain of ARS 430 million, which has been recognized in the line item "Gain from disposal of farmlands" of these Consolidated Financial Statements.

Urban property business and investments

Sale of lots and barter agreements – "Ramblas del Plata" – IRSA

On July 17, 2025, IRSA entered into an addendum to the sale agreement dated January 27, 2025, relating to “Ramblas del Plata”, providing for the substitution of one of the lots subject to that agreement. In consideration of the substitution, the buyer agreed to make an additional cash payment of USD 3.5 million and to deliver functional units in the development to be built on the lot, valued at USD 3.6 million. As a result, the consideration under the original agreement increased by USD 7.1 million (equivalent to ARS 8,953 million), reflecting the 5,000 additional square meters of buildable area of the substituted lot.

On November 7 and December 23, 2025, IRSA signed barter agreements for two lots, relating to “Ramblas del Plata”, for an approximately total amount of USD 11.8 million (equivalent to ARS 20,513 million), which will be paid to IRSA through a cash advance and functional units in the developments to be built on the lots.

Additionally, on February 12 and February 26, 2026, IRSA signed barter agreements for two lots, for a total reference amount of approximately USD 11.3 million (equivalent to ARS 17,734 million), which will be paid to IRSA through a cash advance and functional units in the developments to be built on the lots.

Additionally, on June 24, 2026, IRSA entered into a barter agreement for one lot, relating to “Ramblas del Plata”, for a total amount of approximately USD 14.2 million (equivalent to ARS 21,121 million), which will be paid to IRSA through a cash advance and functional units in the developments to be built on the lots.

The sale transaction was recorded as a transfer between the line item “Investment properties” and “Trading properties” of these Consolidated Financial Statements, and generated a gain of ARS 1,620 million, which has been recognized in the line item “Net gain / (loss) from fair value adjustment of investment properties” of these Consolidated Financial Statements. The barter agreements were recorded as a transfer between the line item “Investment properties” and “Trading properties” of these Consolidated Financial Statements.

Acquisition of the Al Oeste Shopping - IRSA

On September 17, 2025, IRSA acquired the “Al Oeste” shopping mall through the signing of the deed and the transfer of operations. This property is located at the intersection of Luis Güemes and Presidente Perón Avenues, in the town of Haedo, Morón district, west of Greater Buenos Aires.

At the time of the acquisition, the shopping mall was operating below its potential, IRSA plans to reconvert it into an outlet center, to be relaunched under the name “Oeste Outlet” during the fiscal year ending June 30, 2027.

“Al Oeste Shopping” has approximately 20,000 GLA sqm, including 40 stores, 6 food court units, 5 padel courts, 14 cinema theaters, and 1,075 parking spaces. In addition, it has an expansion potential of 12,000 GLA sqm.

The purchase price was USD 9 million, of which USD 4.5 million has been paid. The remaining balance will be paid in four annual installments.

This transaction was recorded as an addition of “Investment properties” for ARS 15,567 million and “Intangible assets” for ARS 1 million, with a recognition of Imputed interest for ARS 1,347 million.

Sale of Land Plot Pilar – IRSA

On October 17, 2025, IRSA signed a sale agreement for a plot of land located in the Municipality of Pilar, Province of Buenos Aires, with a total surface area of approximately 609,343 sqm. The transaction price amounted to USD 1.2 million, equivalent to ARS 2,106 million.

This transaction was recorded as a disposal of “Investment properties” and generated a gain of ARS 104 million, which was recognized in the line item “Net gain / (loss) from fair value adjustment of investment properties” of these Consolidated Financial Statements.

Property acquisition– IRSA

On October 30, 2025, IRSA acquired, through a judicial process, a property located on Av. Gaona, between Nazca and Terrada, in the Flores neighborhood of the Autonomous City of Buenos Aires.

The property, on a plot of land of 8,856 sqm, has an existing built area of approximately 17,000 sqm and potential for future expansion. The purchase price was USD 6.8 million, which was fully paid. IRSA intends to refurbish the property.

Córdoba Land Plot Barter Agreement – IRSA

On January 28, 2026, IRSA signed a barter agreement with a local developer for the transfer of a plot of land owned by IRSA, located in the City of Córdoba, adjacent to the Córdoba Shopping area, to be used for the development of a corporate office building. As consideration, IRSA will receive full ownership of an open-plan office floor of approximately 979 sqm, together with ancillary rights over parking spaces and an option to acquire additional space in the building. The reference value of the transaction amounts to approximately USD 2.4 million, equivalent to ARS 3,707 million.

This barter agreement was recorded as a transfer between the line item “Investment properties” and “Trading properties” of these Consolidated Financial Statements.

Soleil – Lease agreement– IRSA

 On February 9, 2026, IRSA signed a lease agreement for an area of approximately 6,200 sqm located on the premises of Soleil Premium Outlet shopping center. The purpose of the agreement is the construction and operation of retail units, which will be integrated into the existing shopping complex.

The term of the lease, including automatic renewals, is 50 years, and the transaction was recorded as an addition of “Right-of-use assets” and “Lease liabilities”, both for ARS 4,902 million.

Corporate reorganization of We are appa S.A. into SHEFA INVESTMENTS– IRSA

During the last quarter of the fiscal year ended June 30,2026, the corporate reorganization of We are appa S.A. was completed, resulting in a single vehicle intended to foster and expand initiatives in the retail and technology sectors named SHEFA INVESTMENTS S.A.

As of the date of these consolidated financial statements, IRSA holds an 89.44% ownership interest in SHEFA INVESTMENTS, and Mr. Ben Iosef Elsztain, CEO of SHEFA INVESTMENTS, together with other strategic investors, hold the remaining 10.56%.

Additionally, as part of the reorganization, SHEFA INVESTMENTS obtained control of BoulderTech Ltd. through the acquisition of an additional ownership interest during 2026. Prior to such transaction, the Group held an equity interest in BoulderTech Ltd., which was accounted for as a financial asset amounting to ARS 1,334 million, since the Group did not exercise control over the entity.

As a result of obtaining control, the transaction was accounted for as a business combination in accordance with IFRS 3. On the acquisition date, the previously held interest was included as part of the consideration transferred in determining the value of the business combination, and its measurement did not give rise to any effect on profit or loss.

As of June 30,2026, the accounting for the business combination has been determined only on a provisional basis, as valuations of the identifiable intangible assets and the related deferred tax liability are still in progress, and all the information necessary to complete the purchase price allocation has not yet been obtained. Consequently, the amounts allocated to such assets, the related deferred tax liability and the resulting goodwill may be adjusted during the measurement period, which shall not exceed twelve months from the acquisition date. Any such adjustments will be recognized retrospectively in accordance with IFRS 3.

Details of the consideration transferred are as follows:

Consideration for the acquisition	Fair value at the acquisition date
Previously held interest (financial asset)	1,334
Consideration transferred for the additional interest	2,887
Total acquisition consideration	4,221

At the acquisition date, identifiable net assets were provisionally recognized as follows:

06.30.2026
Fair value of identifiable assets acquired and liabilities assumed:
Intangible assets	339
Trade payables and other liabilities	(297)
Total identifiable net assets	42
Goodwill	4,179
Total consideration	4,221

Acquisition of “Los Gallegos” Shopping Mall – IRSA

On June 9, 2026, IRSA completed the acquisition of 100% of the share capital of the companies owning the “Los Gallegos” shopping mall, located at Rivadavia 3050, Mar del Plata, province of Buenos Aires, for a total amount of USD 13.5 million, equivalent to ARS 18,990 million. Of this amount, USD 12.5 million (ARS 17,583 million) were paid, while a balance of USD 1 million (ARS 1,407 million) was retained as guarantee. The shopping mall has a leasable area of approximately 10,500 m², including 49 stores, 14 stands, 2 movie theaters, a department store, and 115 parking spaces. With this acquisition, IRSA’s shopping mall portfolio reached 18 assets, totaling more than 400,000 m² of GLA.

As of June 30,2026, the accounting for the business combination has been determined only on a provisional basis, as the independent valuations of the identifiable intangible assets and the related deferred tax liability are still in progress, and not all the information required to complete the purchase price allocation has yet been obtained. Accordingly, the amounts allocated to such assets, the related deferred tax liability, and the resulting goodwill may be adjusted during the measurement period, which shall not exceed twelve months from the acquisition date. Any such adjustments will be recognized retrospectively in accordance with IFRS 3.

For practical purposes, the acquired companies were as from June 30, 2026. The results of the acquired companies for the period from June 10 to June 30, 2026 were not consolidated, as their effect was not material to these Consolidated Financial Statements.

At IRSA’s meeting held on September 17, 2026, its Board of Directors resolved to call a General Ordinary and Extraordinary Shareholders' Meeting to be held October 22, 2026, to consider a corporate reorganization aimed at enhancing the efficiency of their operating structure through the merger by absorption into IRSA of Tienda Los Gallegos S.A. and Los Gallegos Martínez Navarro y Cía. S.A. (the wholly owned subsidiaries acquired as part of the “Los Gallegos” shopping mall transaction).

Details of the consideration transferred are as follows:

Consideration for the acquisition	Fair value at the acquisition date
Cash paid during the fiscal year	7,871
Settlement through a decrease in investments in financial assets	9,712
Outstanding purchase price payable	1,407
Total acquisition consideration	18,990

At the acquisition date, identifiable net assets were provisionally recognized as follows:

06.30.2026
Fair value of identifiable assets acquired and liabilities assumed:
Investment properties	22,320
Property, plant and equipment	225
Income tax credit	66
Trade and other receivables	813
Inventories	210
Borrowings	(2,825)
Deferred income tax liabilities	(2,136)
Trade and other payables	(917)
Provisions	(393)
Salaries and social security liabilities	(3,887)
Cash and cash equivalents	5,514
Total identifiable net assets	18,990
Total consideration	18,990

Additionally, on June 8, 2026, IRSA entered into a purchase agreement for the acquisition of a functional unit of 823.77 m² adjacent to the shopping mall, for a total price of USD 1.3 million, equivalent to ARS 1,909 million, payable as follows: (i) USD 0.3 million (ARS 478 million) upon signing of the agreement, and (ii) the remaining USD 1.0 million (ARS 1,432 million) upon execution of the deed of conveyance.

Zetol LTD Transaction – Boating Trust – IRSA

On June 24, 2026, Zetol LTD (“Zetol”), a subsidiary of Liveck L.T.D., transferred a plot of land to the Boating Trust, which was incorporated into the trust estate at an estimated value of approximately USD 8.6 million. As consideration, Zetol will receive 26.92% of the proceeds from the commercialization of residential units and 37.67% of the proceeds from the commercialization of parking spaces in Tower 2 of the “Carrasco Boating” real estate development, equivalent to approximately 2,297 sqm and 27 parking spaces.

The transaction generated a gain of ARS 11,081 million, resulting from the recognition of revenue from the sale of trading properties of ARS 12,377 million and a cost of ARS 1,296 million in the consolidated statement of profit or loss and other comprehensive income. Additionally, a decrease of ARS 1,296 million was recorded in the “Trading properties” line item.